SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Balances (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advances from customers		$ 1,074,192	¥ 7,478,309	¥ 20,505,861
Accrued expenses and other current liabilities		$ 25,213,795	175,533,397	¥ 134,184,026
Changes in the Group's contract liabilities (advances from customers and deferred revenue)
Contract liabilities as of January 1, 2019 prior to adoption of ASC 606	¥ 33,406,992
Reclassification of VAT payable to Accrued expenses and other liabilities as of January 1, 2019 as a result of adoption of ASC 606	(2,348,375)
Cash received in advance, excluding VAT	1,967,468,291
Revenue recognized from opening balance of contract liabilities	(30,823,816)
Revenue recognized from contract liabilities arising during current year	(1,926,948,050)
Contract liabilities as of December 31, 2019	¥ 40,755,042
2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advances from customers			7,478,309
Accrued expenses and other current liabilities			175,533,397
2016-18 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advances from customers			497,004
Accrued expenses and other current liabilities			(497,004)
2016-18 | Amounts without adoption of ASC 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advances from customers			7,975,313
Accrued expenses and other current liabilities			¥ 175,036,393